Investment securities (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 366
Due from 1 to 5 years, amortized cost	1,420
Due from 5 to 10 years, amortized cost	147
Due after 10 years, amortized cost	1,016
Total, amortized cost	2,949	SFr 2,619
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	366
Due from 1 to 5 years, fair value	1,459
Due from 5 to 10 years, fair value	161
Due after 10 years, fair value	1,018
Total, fair value	SFr 3,004	2,683
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.43%
Due from 1 to 5 years, average yield (as a percent)	0.91%
Due from 5 to 10 years, average yield (as a percent)	1.12%
Due after 10 years, average yield (as a percent)	2.97%
Total, average yield (as a percent)	1.57%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 271
Due from 1 to 5 years, amortized cost	1,302
Due from 5 to 10 years, amortized cost	1
Due after 10 years, amortized cost	1,008
Total, amortized cost	2,582	2,228
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	271
Due from 1 to 5 years, fair value	1,333
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	1,008
Total, fair value	SFr 2,612	SFr 2,271
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.15%
Due from 1 to 5 years, average yield (as a percent)	0.78%
Due from 5 to 10 years, average yield (as a percent)	14.74%
Due after 10 years, average yield (as a percent)	2.98%
Total, average yield (as a percent)	1.57%